Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2018